Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses
Accrued expense consists of the following (dollars in thousands):

	December 31,
	2012	2011
Progressive jackpot liabilities	$2,766	$1,735
Accrued payroll and related	7,492	7,940
Slot club point liability	3,947	3,434
Litigation reserves	—	5,929
Disputed bankruptcy estate expense	1,517	1,559
Other accrued	5,375	3,122
Total	$21,097	$23,719